Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter
As at December 31, 2020, unconditional minimum purchase obligations were as follows.

(in millions)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Waneta Expansion capacity agreement (1)	$2,576	$52	$53	$54	$55	$56	$2,306
Gas and fuel purchase obligations (2)	2,355	679	453	312	192	124	595
Power purchase obligations (3)	1,867	249	208	188	191	180	851
Renewable PPAs (4)	1,380	102	102	101	101	101	873
ITC easement agreement (5)	381	13	13	13	13	13	316
Debt collection agreement (6)	112	3	3	3	3	3	97
Renewable energy credit purchase agreements (7)	97	15	14	16	9	7	36
Other (8)	116	48	5	4	4	3	52
	$8,884	$1,161	$851	$691	$568	$487	$5,126

(1)    FortisBC Electric is a party to an agreement to purchase capacity from the Waneta Expansion for forty-years, beginning April 2015.

(2)    FortisBC Energy ($1,482 million): includes contracts for the purchase of gas, gas transportation and storage services, expiring in 2062. FortisBC Energy's gas purchase obligations are based on gas commodity indices that vary with market prices and the obligations are based on index prices as at December 31, 2020.
UNS Energy ($747 million): includes long-term contracts for the purchase and delivery of coal to fuel generating facilities, the purchase of gas transportation services to meet load requirements, and the purchase of transmission services for purchased power. Amounts paid for coal depend on actual quantities purchased and delivered. Certain contracts have price adjustment clauses that will affect future costs. These contracts have various expiry dates through 2040.

(3)    Maritime Electric ($910 million): includes an agreement entitling Maritime Electric to approximately 4.55% of the output of New Brunswick Power's Point Lepreau nuclear generating station and requiring Maritime Electric to pay its share of the station's capital operating costs for the life of the unit. Maritime Electric also has two take-or-pay contracts for the purchase of either capacity or energy, expiring in December 2026.

FortisOntario ($599 million): an agreement with Hydro-Québec for the supply of up to 145 MW of capacity and a minimum of 537 GWh of associated energy annually through December 2030.

FortisBC Electric ($295 million): an agreement with BC Hydro to purchase up to 200 MW of capacity and 1,752 GWh of associated energy annually for a 20-year term beginning October 1, 2013.

(4)    TEP and UNS Electric are party to renewable PPAs, with expiry dates from 2027 through 2043, that require TEP and UNS Electric to purchase 100% of the output of certain renewable energy generating facilities and RECs associated with the output delivered once commercial operation is achieved. Amounts are the estimated future payments.

(5)    ITC is party to an agreement with Consumers Energy, the primary customer of METC, which provides METC with an easement for transmission purposes and rights-of-way, leasehold interests, fee interests and licences associated with the land over which its transmission lines cross. The agreement expires in December 2050, subject to 10 potential 50-year renewals thereafter unless METC gives notice of non-renewal at least one year in advance.

(6)    Maritime Electric is party to a debt collection agreement with PEI Energy Corporation for the initial capital cost of the submarine cables and associated parts of the New Brunswick transmission system interconnection. Payments under the agreement, which expires in February 2056, will be collected from customers in future rates.

(7)    UNS Energy and Central Hudson are party to renewable energy credit purchase agreements, mainly for the purchase of environmental attributions from retail customers with solar installations or other renewable generation. Payments are primarily made at contractually agreed-upon intervals based on metered energy production.

(8)    Includes a $24 million payment to be made in 2021 under the Oso Grande Wind Project build-transfer agreement by UNS Energy, as well as AROs and joint-use asset and shared service agreements.